UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:           12/31/07

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):    /  / is a restatement
                                    /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

WESTCLIFF CAPITAL MANAGEMENT, LLC
200 Seventh Avenue, Suite 105
Santa Cruz, CA  95062

Form 13F File Number:  028-03851

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

RICHARD S. SPENCER III
Managing Member of Westcliff Capital Management, LLC
831-479-0422

Signature, Place and Date of Signing:

/s/ Richard S. Spencer III
-------------------------------------
Richard S. Spencer III
Santa Cruz, CA
02/14/08

Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0

Form 13F Information Table Entry Total:                     56

Form 13F Information Table Value Total (x$1000):      $301,974

List of Other Included Managers:    None

                                               Westcliff Capital Management, LLC
                                                   FORM 13F INFORMATION TABLE

                       TITLE                    VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER        OF CLASS      CUSIP     (X$1,000)  PRN AMT  PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE
--------------------- ---------  -----------  ---------  -------  --- ---- ------- -------- ---- ------  ------
---------------------------------------------------------------------------------------------------------------
American oil &
  gas inc new           COM      028723104      3778       651407  SH        Sole            651407
Atwood oceanics inc     COM      050095108       667         6650  SH        Sole              6650
Aurora oil &
  gas corp              COM      052036100      6267      4043200  SH        Sole           4043200
Barrick gold corp       COM      067901108      5635       134000  SH        Sole            134000
Cameron international
  corp         	  	COM 	 13342B105       212         4400  SH        Sole              4400
Cano pete inc           COM      137801106      6346       921100  SH        Sole            921100
Chart inds inc          COM      16115Q308      6804       220200  SH        Sole            220200
Clean energy
  fuels corp            COM      184499101      3040       200813  SH        Sole            200813
Curtiss wright corp     COM      231561101      4116        82000  SH        Sole             82000
Denison mines corp      COM      248356107      6066       681180  SH        Sole            681180
Diamond foods inc       COM      252603105      6491       302886  SH        Sole            302886
Diamond offshore
  drilling              COM      25271C102       856         6030  SH        Sole              6030
Diedrich coffee
  inc wts               COM      253675110         0       208331  SH        Sole            208331
Dresser-rand
  group inc             COM      261608103       230         5900  SH        Sole              5900
Dril-quip inc           COM      262037104      7147       128400  SH        Sole            128400
Echelon corp            COM      27874N105      7077       342856  SH        Sole            342856
Electroglas inc         COM      285324109      4298      2573684  SH        Sole           2573684
Ems technologies inc    COM      26873N108      4787       158300  SH        Sole            158300
Energy fuels inc        COM      292671104      4193      2968800  SH        Sole           2968800
Evergreen energy inc    COM      30024B104      5612      2528092  SH        Sole           2528092
Evergreen energy
  warrants              COM      30024B104         0      5556290  SH        Sole           5556290
Goldcorp inc            COM      380956409      6211       183050  SH        Sole            183050
Gse sys inc             COM      36227K106     10959      1070167  SH        Sole           1070167
Gse systems inc wts     COM      36227K106       475       112067  SH        Sole            112067
Hercules offshore inc   COM      427093109      3652       153575  SH        Sole            153575
Hornbeck offshore
  svcs inc new          COM      440543106       833        18530  SH        Sole             18530
Hutchinson tech         COM      448407106     11735       445870  SH        Sole            445870
Kinross gold corp       COM      496902404      6221       338100  SH        Sole            338100
Kodiak oil & gas corp   COM      50015Q100      7734      3515633  SH        Sole           3515633
Landec Corp             COM      514766104      9586       715360  SH        Sole            715360
LimeLight Networks      COM      53261M104       113        16400  SH        Sole             16400
National oilwell
  varco inc             COM      637071101      4531        61680  SH        Sole             61680
Natural gas
  services group        COM      63886Q109      7308       372676  SH        Sole            372676
Newmont mining corp     COM      651639106     12857       263300  SH        Sole            263300
Noble corp              COM      G65422100       441         7800  SH        Sole              7800
Oceaneering intl inc    COM      675232102       357         5300  SH        Sole              5300
OYO Geospace Corp       COM      671074102      3806        50504  SH        Sole             50504
Paladin res nl          COM      012298340     14611      2510420  SH        Sole           2510420
Phase Forward Inc.      COM      71721R406      5190       238617  SH        Sole            238617
Powell inds inc         COM      739128106     10366       235209  SH        Sole            235209
Seagate technology      COM      G7945J104      9324       365630  SH        Sole            365630
Spectranetics corp      COM      84760C107     10375       676764  SH        Sole            676764
Supportsoft inc         COM      868587106      9263      2081648  SH        Sole           2081648
Tournigan gold corp     COM      891565103      4530      3431590  SH        Sole           3431590
Transocean inc          COM      G90073100      3582        25020  SH        Sole             25020
Treasur island
  rty tr unit           COM      894626209       262       903342  SH        Sole            903342
Uex corp                COM      902666106     10754      1624320  SH        Sole           1624320
Ur energy inc           COM      91688R108      9949      2805810  SH        Sole           2805810
Uranium energy
  corp com              COM      916896103      6537      2136300  SH        Sole           2136300
Uranium Energy
  Corp wts              COM      916896103        74      1225663  SH        Sole           1225663
Uranium one inc         COM      91701P105     12725      1438751  SH        Sole           1438751
Venoco Inc.             COM      92275P307       721        36200  SH        Sole             36200
Western digital corp    COM      958102105     10138       335600  SH        Sole            335600
Western prospector
  group ltd             COM      959262106      1466      1464020  SH        Sole           1464020
Westport innov inc      COM      960908101      3916      1371900  SH        Sole           1371900
Yamana gold inc         COM      98462Y100      7750       598900  SH        Sole            598900
REPORT SUMMARY              56 DATA RECORDS   301974           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED